Debt Obligations Carrying Value of Sunlight's Debt Obligations (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Balance at the beginning	$ 11,811	$ 5,301
Borrowings	8,713	10,181
Repayments	(5,899)	(3,671)
Balance at the end	14,625	11,811
Revolving credit facility | Depreciation and Amortization
Line of Credit Facility [Line Items]
Amortization of deferred financing costs	$ 100	$ 100